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CITI [LOGO]                      GLOBAL TRANSACTION SERVICES
Markets and Banking                  Two Portland Square
                                     Portland, ME 04101
                                      Tel 207 879 1900
                                      Fax 207 822 6677

May 2, 2007

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

Re:Forum Funds
   File Nos. 2-67052; 811-3023
   CIK: 0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectus for Liberty Street Horizon Fund and the Statement of Additional Information for Liberty Street Horizon Fund dated April 30, 2007 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on April 27, 2007 accession number 0001193125-07-093579.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6105.

Sincerely,

/s/ Lisa J. Weymouth
--------------------------
Lisa J. Weymouth
Citigroup Fund Services,
LLC

                                                   Citigroup Fund Services, LLC